SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 — SHAREHOLDERS’ EQUITY

Authorized shares

Effective March 3, 2024, the Company amended the Articles of Incorporation to authorize 40,000,000 common shares, with no par value.

Common shares

On January 5, 2015, the Company issued 100 common shares to our founder for $41,549 (¥5,000,000). Effective October 22, 2021, the Company approved a forward stock split of its issued and outstanding common shares, at a ratio of 1-for-100. On March 3, 2024, the Company effected a forward stock split of its issued and outstanding common shares, at a ratio of 1-for-1,000.

The holders of our common shares are entitled to one vote for each share held on all matters to be voted on by the Company’s shareholders. There shall be no cumulative voting.

As of December 31, 2024 and 2023, we had 10,000,000 common shares issued and outstanding.

Warrant

On April 4, 2023, rYojbaba Co., Ltd. issued a warrant to purchase common shares to HeartCore (“Original Warrant”) in exchange for services rendered as a consultant in connection with the proposed initial public offering of rYojbaba Co., Ltd. Pursuant to the terms of the Warrant, rYojbaba Co., Ltd. may, at any time (i) on or after the earlier of the date that either (a) rYojbaba Co., Ltd. completes its first initial public offering of stock in the U.S. resulting in any class of rYojbaba Co., Ltd.’s stock being listed for trading on any tier of the Nasdaq Stock Market), the New York Stock Exchange or the NYSE American; (b) rYojbaba Co., Ltd. consummates a merger or other transaction with a special purpose acquisition company (“SPAC”) wherein rYojbaba Co., Ltd. becomes a subsidiary of the SPAC; or (c) rYojbaba Co., Ltd. undertakes any other Fundamental Transaction (the “Trigger Date”); and (ii) on or prior to the close of business on the tenth anniversary of the Trigger Date, exercise the Warrant to purchase 3,000 common shares of rYojbaba Co., Ltd., which represents 3% of rYojbaba Co., Ltd.’s issued and outstanding common shares as of the Trigger Date, for an exercise price per share of $0.01, subject to adjustment as provided in the Warrant. The number of shares for which the Warrant will be exercisable will be automatically adjusted on the Trigger Date to be 3% of the fully diluted number and class of shares of capital stock of rYojbaba Co., Ltd. as of the Trigger Date, following completion of the transactions which caused the Trigger Date to be achieved. The Warrant contains a 9.99% equity blocker.

First Warrant Exchange

Pursuant to a Warrant Exchange Agreement, dated September 7, 2023, among HeartCore, rYojbaba Co., Ltd., rYojbaba Holdings, Inc. (the former parent company of rYojbaba Co., Ltd.), and other the parties to such agreement agreed to an exchange of the Original Warrant of rYojbaba Co., Ltd. for a new warrant (“New Warrant”) of rYojbaba Holdings, Inc., whereby the Original Warrant was deemed terminated and of no further force or effect.

Second Warrant Exchange

Pursuant to a Second Warrant Exchange Agreement, dated January 12, 2024, among HeartCore, rYojbaba Co., Ltd., rYojbaba Holdings, Inc., and other the parties to such agreement agreed to an exchange of the New Warrant of rYojbaba Holdings, Inc. for a second new warrant (“Second New Warrant”) of rYojbaba Co., Ltd., whereby the New Warrant was deemed terminated and of no further force or effect.

Pursuant to the terms of the Second New Warrant, HeartCore may, at any time on or after the date that rYojbaba Co., Ltd. completes its first initial public offering of stock in the United States resulting in any class of rYojbaba Co., Ltd. stock being listed for trading on any tier of the Nasdaq Stock Market, the New York Stock Exchange or the NYSE American (the “IPO Date”) and on or prior to the close of business on the tenth anniversary of the IPO Date, exercise the New Warrant to purchase 300,000 common shares of rYojbaba Co., Ltd. for an exercise price per share of $0.01, subject to adjustment as provided in the Second New Warrant. The Second New Warrant contains a 9.99% equity blocker. This warrant was terminated upon the issuance of the stock acquisition rights to HeartCore described immediately below.

Stock Acquisition Rights

On March 3, 2024, the Company allotted 300,000 stock acquisition rights to HeartCore in exchange for services rendered as a consultant in connection with the proposed initial public offering of the Company under grants authorized by our shareholders and directors on March 3, 2024 in substitution for the Second New Warrant executed as of January 12, 2024 between the Company and HeartCore. The stock acquisition right is exercisable upon a successful listing on the Nasdaq and has an exercise price of US$0.01. The compensation expense related to the 300,000 stock acquisition rights will be recognized when the performance condition is met.

Initial Public Offering

On August 14, 2025, the Company completed its initial public offering on the Nasdaq Capital Market. In connection with the offering, the Company issued 1,250,000 shares of common stock at a public offering price of $4 per share and received net proceeds of $3,155,839, after deducting total offering costs of $1,844,161.